EARNINGS PER SHARE - DOLLAR THRIFTY (Tables) (Dollar Thrifty Automotive Group Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Dollar Thrifty Automotive Group Inc.
Earnings per share
Schedule of computation of weighted average common and common equivalent shares used in the calculation of basic and diluted EPS

The computation of weighted-average common and common equivalent shares used in the calculation of basic and diluted EPS is shown in the following table (in thousands, except share and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Net income	$55,500	$66,621	$145,298	$125,649

Basic EPS:
Weighted-average common shares	27,905,118	28,958,718	28,217,067	28,872,747

Basic EPS	$1.99	$2.30	$5.15	$4.35

Diluted EPS:
Weighted-average common shares	27,905,118	28,958,718	28,217,067	28,872,747
Shares contingently issuable:
Stock options	803,982	1,964,321	854,272	1,984,419
Performance awards and non-vested shares	127,418	113,734	111,431	90,581
Employee compensation shares deferred	24,577	46,604	29,805	48,440
Director compensation shares deferred	224,535	221,452	223,952	220,554

Shares applicable to diluted	29,085,630	31,304,829	29,436,527	31,216,741

Diluted EPS	$1.91	$2.13	$4.94	$4.03

	Year Ended December 31,
	2011	2010	2009
	(In Thousands, Except Share and Per Share Data)
Net income	$159,550	$131,216	$45,022

Basic EPS:
Weighted average common shares	28,965,187	28,623,108	22,687,077

Basic EPS	$5.51	$4.58	$1.98

Diluted EPS:
Weighted average common shares	28,965,187	28,623,108	22,687,077
Shares contingently issuable:
Stock options	1,913,783	1,226,089	762,673
Performance awards and non-vested shares	94,261	125,225	255,775
Employee compensation shares deferred	47,232	49,374	105,402
Director compensation shares deferred	220,778	221,485	155,611

Shares applicable to diluted	31,241,241	30,245,281	23,966,538

Diluted EPS	$5.11	$4.34	$1.88